JOINT VENTURES (TABLES)	12 Months Ended
Jan. 03, 2014
Consolidated Joint Ventures [Abstract]
Schedule of consolidated joint ventures [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012
Cash and cash equivalents	$89.4	$80.1
Net accounts receivable	199.7	282.2
Other current assets	3.0	2.9
Noncurrent assets	143.1	143.3
Total assets	$435.2	$508.5

Accounts and subcontractors payable	$94.9	$185.0
Billings in excess of costs and accrued earnings on contracts	14.9	8.7
Accrued expenses and other	39.5	40.0
Noncurrent liabilities	11.9	22.7
Total liabilities	161.2	256.4

Total URS equity	128.2	110.2
Noncontrolling interests	145.8	141.9
Total owners’ equity	274.0	252.1
Total liabilities and owners’ equity	$435.2	$508.5

Unconsolidated Joint Ventures [Abstract]
Schedule of unconsolidated joint ventures [Table Text Block]
(In millions)	Unconsolidated VIEs
January 3, 2014
Current assets	$615.6
Noncurrent assets	$36.8
Current liabilities	$433.2
Noncurrent liabilities	$7.0

December 28, 2012
Current assets	$594.1
Noncurrent assets	$23.8
Current liabilities	$372.5
Noncurrent liabilities	$7.8

For the year ended January 3, 2014 (1)
Revenues	$2,154.3
Cost of revenues	$(1,909.0)
Income from continuing operations before tax	$245.3
Net income	$218.9

For the year ended December 28, 2012 (1)
Revenues	$1,662.2
Cost of revenues	$(1,440.6)
Income from continuing operations before tax	$221.6
Net income	$206.0

For the year ended December 30, 2011 (1)
Revenues	$1,498.0
Cost of revenues	$(1,201.5)
Income from continuing operations before tax	$296.5
Net income	$274.7

  Income from unconsolidated U.S. joint ventures is generally not taxable in most tax jurisdictions in the U.S. The tax expenses on our other unconsolidated joint ventures are primarily related to foreign taxes.